T. ROWE PRICE Global High Income Bond Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 1.6%
Corporate Bonds 1.6%
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1) 1,315,000 1,049
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  365,000 291
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD) (1) 1,190,000 950
Klabin Austria, 3.20%, 1/12/31 (USD)  2,260,000 1,866
Total Brazil (Cost
$4,915
)
4,156
CANADA 2.4%
Corporate Bonds 2.4%
Jones Deslauriers Insurance Management, 8.50%, 3/15/30
(USD) (1) 1,705,000 1,763
Ritchie Bros Holdings, 6.75%, 3/15/28 (USD) (1) 210,000 215
Ritchie Bros Holdings, 7.75%, 3/15/31 (USD) (1) 380,000 398
TransAlta, 7.75%, 11/15/29 (USD)  1,300,000 1,352
Vermilion Energy, 6.875%, 5/1/30 (USD) (1) 2,420,000 2,205
Total Canada (Cost
$6,032
)
5,933
CHILE 2.3%
Corporate Bonds 2.3%
AES Andes, VR, 6.35%, 10/7/79 (USD) (2) 720,000 672
AES Andes, VR, 7.125%, 3/26/79 (USD) (2) 1,225,000 1,172
Agrosuper, 4.60%, 1/20/32 (USD) (1) 2,040,000 1,741
Agrosuper, 4.60%, 1/20/32 (USD)  485,000 414
Mercury Chile Holdco, 6.50%, 1/24/27 (USD) (1) 1,030,000 973
VTR Comunicaciones, 4.375%, 4/15/29 (USD) (1) 1,160,000 705
Total Chile (Cost
$6,507
)
5,677
CHINA 0.8%
Convertible Bonds 0.4%
Vnet Group, Zero Coupon, 2/1/26 (USD)  1,161,000 925
925
Corporate Bonds 0.4%
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)  1,115,000 988
988
Total China (Cost
$2,059
)
1,913

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
COLOMBIA 2.2%
Corporate Bonds 2.2%
Aris Mining, 6.875%, 8/9/26 (USD) (1) 1,880,000 1,539
Banco Davivienda, VR, 6.65% (USD) (1)(2)(3) 1,950,000 1,349
Banco Davivienda, VR, 6.65% (USD) (2)(3) 890,000 616
Ecopetrol, 4.625%, 11/2/31 (USD)  1,720,000 1,325
Ecopetrol, 5.875%, 5/28/45 (USD)  875,000 608
Ecopetrol, 8.875%, 1/13/33 (USD)  220,000 223
Total Colombia (Cost
$7,080
)
5,660
FRANCE 3.2%
Corporate Bonds 3.2%
Altice France, 4.25%, 10/15/29 (1) 885,000 720
Altice France Holding, 4.00%, 2/15/28  3,550,000 2,525
Chrome Bidco SASU, 3.50%, 5/31/28 (1) 850,000 770
Electricite de France, VR, 5.625% (USD) (1)(2)(3) 815,000 783
IPD 3, 5.50%, 12/1/25 (1) 685,000 728
Loxam, 3.75%, 7/15/26  2,000,000 2,008
UBS, 5.125% (1)(3) 620,000 647
Total France (Cost
$10,005
)
8,181
GERMANY 2.4%
Corporate Bonds 2.4%
Gruenenthal, 3.625%, 11/15/26 (1) 410,000 419
Gruenenthal, 3.625%, 11/15/26  1,560,000 1,594
Gruenenthal, 4.125%, 5/15/28 (1) 210,000 207
TK Elevator Holdco, 6.625%, 7/15/28 (1) 724,500 663
TK Elevator Midco, 4.375%, 7/15/27 (1) 405,000 397
TK Elevator U.S. Newco, 5.25%, 7/15/27 (USD) (1) 1,435,000 1,354
TUI Cruises, 6.50%, 5/15/26 (1) 1,359,000 1,317
Total Germany (Cost
$6,512
)
5,951
GHANA 0.8%
Corporate Bonds 0.8%
Kosmos Energy, 7.125%, 4/4/26 (USD) (1) 1,485,000 1,276
Kosmos Energy, 7.75%, 5/1/27 (USD) (1) 740,000 622
Total Ghana (Cost
$2,224
)
1,898

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GUATEMALA 0.6%
Corporate Bonds 0.6%
CT Trust, 5.125%, 2/3/32 (USD) (1) 1,210,000 1,013
CT Trust, 5.125%, 2/3/32 (USD)  500,000 419
Total Guatemala (Cost
$1,670
)
1,432
INDIA 1.4%
Corporate Bonds 1.4%
ABJA Investment, 5.45%, 1/24/28 (USD)  2,065,000 2,003
Greenko Power II, 4.30%, 12/13/28 (USD)  1,671,250 1,448
Total India (Cost
$3,385
)
3,451
ISRAEL 1.1%
Corporate Bonds 1.1%
Bank Leumi Le-Israel, VR, 7.129%, 7/18/33 (USD) (1)(2) 710,000 687
Teva Pharmaceutical Finance Netherlands II, 3.75%, 5/9/27
(EUR)  400,000 392
Teva Pharmaceutical Finance Netherlands II, 4.375%, 5/9/30
(EUR)  735,000 673
Teva Pharmaceutical Finance Netherlands II, 7.875%, 9/15/31
(EUR)  545,000 610
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28
(USD)  425,000 425
Total Israel (Cost
$2,964
)
2,787
ITALY 3.6%
Corporate Bonds 3.6%
Golden Goose, FRN, 3M EURIBOR + 4.875%, 7.529%,
5/14/27 (1) 725,000 765
Golden Goose, FRN, 3M EURIBOR + 4.875%, 7.529%, 5/14/27  1,575,000 1,663
IMA Industria Macchine Automatiche, 3.75%, 1/15/28 (1) 905,000 862
Inter Media & Communication, 6.75%, 2/9/27 (1) 1,675,000 1,700
Inter Media & Communication, 6.75%, 2/9/27  525,000 533
Itelyum Regeneration, 4.625%, 10/1/26 (1) 840,000 799
Itelyum Regeneration, 4.625%, 10/1/26  900,000 856
Nexi, 2.125%, 4/30/29  2,160,000 1,918
Total Italy (Cost
$10,078
)
9,096

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
LUXEMBOURG 2.4%
Bank Loans 0.7% (4)
Intelsat Jackson Holdings, FRN, 6M TSFR + 4.25%, 4.25%,
2/1/29 (USD) (5) 1,720,471 1,699
1,699
Corporate Bonds 1.7%
Albion Financing 1, 6.125%, 10/15/26 (USD) (1) 2,410,000 2,139
Altice Finco, 4.75%, 1/15/28  2,875,000 2,336
4,475
Total Luxembourg (Cost
$7,045
)
6,174
MAURITIUS 0.9%
Corporate Bonds 0.9%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 2,110,000 1,924
Axian Telecom, 7.375%, 2/16/27 (USD)  470,000 428
Total Mauritius (Cost
$2,571
)
2,352
MEXICO 5.4%
Corporate Bonds 5.4%
Banco Mercantil del Norte, VR, 8.375% (USD) (2)(3) 1,675,000 1,557
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (2) 680,000 582
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (2) 2,585,000 2,260
Cemex, VR, 9.125% (USD) (1)(2)(3) 810,000 812
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  635,000 583
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  2,475,000 2,251
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  1,585,000 1,364
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  3,530,000 2,297
Petroleos Mexicanos, 7.69%, 1/23/50 (USD)  2,685,000 1,897
Total Mexico (Cost
$15,832
)
13,603
NETHERLANDS 2.5%
Corporate Bonds 2.5%
Compact Bidco, 5.75%, 5/1/26  920,000 718
LeasePlan, VR, 7.375% (2)(3) 1,520,000 1,585
Promontoria Holding 264, 6.375%, 3/1/27 (1) 1,050,000 1,094
Trivium Packaging Finance, 3.75%, 8/15/26 (1) 130,000 130
Trivium Packaging Finance, 8.50%, 8/15/27 (USD) (1) 200,000 182
UPCB Finance VII, 3.625%, 6/15/29  1,415,000 1,333
Villa Dutch Bidco, 9.00%, 11/3/29 (1) 430,000 442
Ziggo Bond, 3.375%, 2/28/30 (1) 710,000 597

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Ziggo Bond, 3.375%, 2/28/30  400,000 336
Total Netherlands (Cost
$7,419
)
6,417
OMAN 0.8%
Corporate Bonds 0.8%
OmGrid Funding, 5.196%, 5/16/27 (USD)  2,010,000 1,930
Total Oman (Cost
$1,986
)
1,930
PANAMA 1.7%
Corporate Bonds 1.7%
Banco General, VR, 5.25% (USD) (1)(2)(3) 2,535,000 2,215
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1) 2,300,000 2,060
Total Panama (Cost
$4,956
)
4,275
PERU 0.3%
Corporate Bonds 0.3%
Minsur, 4.50%, 10/28/31 (USD) (1) 930,000 794
Total Peru (Cost
$914
)
794
POLAND 0.8%
Corporate Bonds 0.8%
InPost, 2.25%, 7/15/27 (EUR)  2,180,000 2,019
Total Poland (Cost
$2,077
)
2,019
ROMANIA 1.1%
Corporate Bonds 1.1%
RCS & RDS, 2.50%, 2/5/25 (EUR)  800,000 821
RCS & RDS, 3.25%, 2/5/28 (EUR) (1) 800,000 733
RCS & RDS, 3.25%, 2/5/28 (EUR)  1,300,000 1,191
Total Romania (Cost
$2,803
)
2,745
SERBIA 0.8%
Corporate Bonds 0.8%
United Group, 3.625%, 2/15/28 (EUR) (1) 575,000 447
United Group, 3.625%, 2/15/28 (EUR)  1,975,000 1,537
Total Serbia (Cost
$2,924
)
1,984

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SOUTH AFRICA 0.8%
Corporate Bonds 0.8%
Sappi Papier Holding, 3.625%, 3/15/28 (EUR) (1) 680,000 644
Sappi Papier Holding, 3.625%, 3/15/28 (EUR)  1,340,000 1,268
Total South Africa (Cost
$2,046
)
1,912
SPAIN 1.3%
Corporate Bonds 1.3%
Cirsa Finance International, 4.50%, 3/15/27  1,150,000 1,085
Cirsa Finance International, 10.375%, 11/30/27 (1) 350,000 402
ContourGlobal Power Holdings, 3.125%, 1/1/28 (1) 320,000 276
Kaixo Bondco Telecom, 5.125%, 9/30/29 (1) 325,000 310
Lorca Telecom Bondco, 4.00%, 9/18/27 (1) 1,250,000 1,248
Total Spain (Cost
$3,893
)
3,321
SWEDEN 0.9%
Corporate Bonds 0.9%
Verisure Holding, 3.25%, 2/15/27 (EUR)  1,810,000 1,739
Verisure Holding, 7.125%, 2/1/28 (EUR) (1) 235,000 255
Verisure Holding, 9.25%, 10/15/27 (EUR) (1) 310,000 361
Total Sweden (Cost
$2,235
)
2,355
TANZANIA 0.7%
Convertible Bonds 0.1%
HTA Group, 2.875%, 3/18/27 (USD)  200,000 163
163
Corporate Bonds 0.6%
HTA Group, 7.00%, 12/18/25 (USD) (1) 1,225,000 1,166
HTA Group, 7.00%, 12/18/25 (USD)  465,000 442
1,608
Total Tanzania (Cost
$1,886
)
1,771
TURKEY 0.4%
Corporate Bonds 0.4%
Turk Telekomunikasyon, 6.875%, 2/28/25 (USD)  1,155,000 1,111
Total Turkey (Cost
$1,058
)
1,111

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES 0.7%
Corporate Bonds 0.7%
MAF Global Securities, VR, 6.375% (USD) (2)(3) 1,900,000 1,854
Total United Arab Emirates (Cost
$2,032
)
1,854
UNITED KINGDOM 8.5%
Corporate Bonds 8.5%
Bellis Acquisition, 3.25%, 2/16/26 (1) 720,000 727
Bellis Acquisition, 3.25%, 2/16/26  150,000 152
Clear Channel International, 6.625%, 8/1/25 (USD) (1) 705,000 687
CPUK Finance, 4.50%, 8/28/27  1,200,000 1,251
Deuce Finco, 5.50%, 6/15/27 (1) 1,185,000 1,219
Drax Finco, 6.625%, 11/1/25 (USD) (1) 700,000 688
Iceland Bondco, 4.625%, 3/15/25  700,000 764
INEOS Finance, 6.625%, 5/15/28 (EUR) (1) 625,000 682
Jaguar Land Rover Automotive, 4.50%, 1/15/26 (EUR)  680,000 684
Jaguar Land Rover Automotive, 4.50%, 7/15/28 (EUR) (1) 740,000 658
Jerrold Finco, 5.25%, 1/15/27  2,005,000 2,075
Kane Bidco, 5.00%, 2/15/27 (EUR)  1,450,000 1,459
Merlin Entertainments, 5.75%, 6/15/26 (USD) (1) 1,790,000 1,692
Nomad Foods Bondco, 2.50%, 6/24/28 (EUR)  1,500,000 1,421
Pinewood Finance, 3.625%, 11/15/27 (1) 1,465,000 1,604
Pinnacle Bidco, 5.50%, 2/15/25 (EUR)  1,310,000 1,314
RAC Bond, 5.25%, 11/4/27 (1) 1,690,000 1,676
Virgin Media Vendor Financing Notes III, 4.875%, 7/15/28  300,000 314
Vmed O2 U.K. Financing I, 3.25%, 1/31/31 (EUR) (1) 485,000 427
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,200,000 1,178
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  790,000 775
Total United Kingdom (Cost
$25,870
)
21,447
UNITED STATES 48.1%
Bank Loans 7.2% (4)
Ascend Learning, FRN, 1M USD LIBOR + 5.75%, 10.657%,
12/10/29  2,100,000 1,802
AssuredPartners, FRN, 1M TSFR + 3.50%, 8.307%, 2/12/27  437,267 432
AssuredPartners, FRN, 1M TSFR + 4.25%, 9.057%, 2/12/27  238,800 238
Asurion, FRN, 1M USD LIBOR + 3.00%, 7.84%, 11/3/24  553,387 552
Asurion, FRN, 1M USD LIBOR + 5.25%, 10.09%, 1/31/28  785,424 651
Asurion, FRN, 1M USD LIBOR + 5.25%, 10.09%, 1/20/29  1,335,000 1,097
AthenaHealth Group, FRN, 1M TSFR + 3.50%, 7.737%,
2/15/29 (6) 1,070,569 1,001

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Azalea Topco, FRN, 1M TSFR + 3.75%, 8.657%, 7/24/26 (7) 792,000 741
Azalea Topco, FRN, 1M USD LIBOR + 3.75%, 8.59%, 7/24/26  643,538 600
CoreLogic, FRN, 1M USD LIBOR + 6.50%, 11.375%, 6/4/29  550,000 405
CP Iris Holdco I, FRN, 1M USD LIBOR + 7.00%, 11.84%,
10/1/29 (7) 550,000 440
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.00%,
11.159%, 5/21/29 (7) 1,872,726 1,723
Hyland Software, FRN, 1M USD LIBOR + 6.25%, 11.09%, 7/7/25  203,800 194
Naked Juice, FRN, 3M TSFR + 6.00%, 10.998%, 1/24/30  875,000 653
Nexus Buyer, FRN, 1M USD LIBOR + 6.25%, 11.09%, 11/5/29  790,000 691
Peraton, FRN, 1M USD LIBOR + 7.75%, 12.651%, 2/1/29  364,053 353
Phoenix Newco, FRN, 3M USD LIBOR + 6.50%, 11.34%,
11/15/29  1,550,000 1,442
RealPage, FRN, 1M USD LIBOR + 6.50%, 11.34%, 4/23/29  725,000 682
Tacala Investment, FRN, 1M USD LIBOR + 3.50%, 8.34%,
2/5/27  755,065 740
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 12.34%,
2/4/28  730,000 662
UKG, FRN, 3M USD LIBOR + 3.25%, 8.271%, 5/4/26  1,633,484 1,589
Woof Holdings, FRN, 3M USD LIBOR + 3.75%, 8.529%,
12/21/27 (7) 529,200 505
Woof Holdings, FRN, 3M USD LIBOR + 7.25%, 12.003%,
12/21/28 (7) 1,225,000 1,054
18,247
Convertible Preferred Stocks 0.3%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23 (1) 569 663
663
Corporate Bonds 40.1%
AdaptHealth, 5.125%, 3/1/30 (1) 1,790,000 1,521
Advantage Sales & Marketing, 6.50%, 11/15/28 (1) 1,060,000 806
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (1) 965,000 967
Alliant Holdings Intermediate, 5.875%, 11/1/29 (1) 1,125,000 951
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 830,000 770
Allied Universal Holdco, 3.625%, 6/1/28 (EUR)  1,860,000 1,658
American Airlines, 5.50%, 4/20/26 (1) 1,755,000 1,724
American Airlines, 5.75%, 4/20/29 (1) 695,000 665
American Finance Trust, 4.50%, 9/30/28 (1) 1,280,000 960
Calpine, 5.00%, 2/1/31 (1) 875,000 737
Carnival, 6.00%, 5/1/29 (1) 840,000 666
Carnival, 7.625%, 3/1/26 (EUR) (1) 1,200,000 1,159
Carnival, 7.625%, 3/1/26 (EUR)  365,000 353
Carnival, 7.625%, 3/1/26 (1) 725,000 660
Carpenter Technology, 7.625%, 3/15/30  2,130,000 2,197
CCO Holdings, 4.50%, 8/15/30 (1) 1,525,000 1,285
CCO Holdings, 6.375%, 9/1/29 (1) 1,655,000 1,581

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CEC Entertainment, 6.75%, 5/1/26 (1) 1,590,000 1,510
Central Parent, 7.25%, 6/15/29 (1) 2,270,000 2,225
Chesapeake Energy, 6.75%, 4/15/29 (1) 1,580,000 1,568
Chobani, 4.625%, 11/15/28 (1) 1,190,000 1,084
CHS, 5.25%, 5/15/30 (1) 945,000 721
CHS, 6.875%, 4/1/28 (1) 505,000 313
CHS, 6.875%, 4/15/29 (1) 1,850,000 1,138
CHS, 8.00%, 3/15/26 (1) 715,000 685
Cinemark USA, 5.25%, 7/15/28 (1) 2,095,000 1,812
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (1) 1,775,000 1,589
CMG Media, 8.875%, 12/15/27 (1) 2,340,000 1,767
Comstock Resources, 6.75%, 3/1/29 (1) 1,470,000 1,338
Crescent Energy Finance, 7.25%, 5/1/26 (1) 2,390,000 2,247
Crestwood Midstream Partners, 7.375%, 2/1/31 (1) 1,985,000 1,985
CSC Holdings, 6.50%, 2/1/29 (1) 690,000 569
CSC Holdings, 7.50%, 4/1/28 (1) 825,000 528
DCP Midstream Operating, VR, 5.85%, 5/21/43 (1)(2) 1,480,000 1,450
DISH DBS, 5.125%, 6/1/29  845,000 446
DISH DBS, 5.75%, 12/1/28 (1) 905,000 672
DISH Network, 11.75%, 11/15/27 (1) 1,170,000 1,125
Ferrellgas, 5.875%, 4/1/29 (1) 2,530,000 2,163
Ford Motor, 6.10%, 8/19/32  2,050,000 1,976
Ford Motor, 7.45%, 7/16/31  2,030,000 2,149
Gen Digital, 6.75%, 9/30/27 (1) 415,000 417
Gen Digital, 7.125%, 9/30/30 (1) 710,000 706
Goodyear Europe, 2.75%, 8/15/28 (EUR)  765,000 673
Goodyear Tire & Rubber, 5.00%, 7/15/29  645,000 572
Goodyear Tire & Rubber, 5.25%, 7/15/31  500,000 429
Graphic Packaging International, 2.625%, 2/1/29 (EUR) (1) 1,085,000 1,007
GTCR AP Finance, 8.00%, 5/15/27 (1) 1,735,000 1,661
Hecla Mining, 7.25%, 2/15/28  1,405,000 1,405
Hilcorp Energy I, 5.75%, 2/1/29 (1) 255,000 236
Hilcorp Energy I, 6.00%, 4/15/30 (1) 970,000 895
Hilcorp Energy I, 6.00%, 2/1/31 (1) 285,000 262
Hilcorp Energy I, 6.25%, 4/15/32 (1) 975,000 902
Hillenbrand, 3.75%, 3/1/31  770,000 643
HUB International, 5.625%, 12/1/29 (1) 1,500,000 1,303
iHeartCommunications, 4.75%, 1/15/28 (1) 500,000 397
iHeartCommunications, 5.25%, 8/15/27 (1) 790,000 642
iHeartCommunications, 8.375%, 5/1/27  595,000 431
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00%
PIK), 9.25%, 11/1/26 (1)(8) 680,000 490
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 990,000 828
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 1,487,000 1,383
Legacy LifePoint Health, 6.75%, 4/15/25 (1) 955,000 905
Life Time, 5.75%, 1/15/26 (1) 613,000 593

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Life Time, 8.00%, 4/15/26 (1) 685,000 651
Madison IAQ, 4.125%, 6/30/28 (1) 1,675,000 1,449
Madison IAQ, 5.875%, 6/30/29 (1) 850,000 652
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (1) 1,280,000 966
Minerva Merger Sub, 6.50%, 2/15/30 (1) 940,000 757
Navient, 4.875%, 3/15/28  705,000 593
Navient, 5.50%, 3/15/29  400,000 338
Navient, 5.625%, 8/1/33  565,000 419
Navient, 6.75%, 6/15/26  665,000 643
NCL, 5.875%, 2/15/27 (1) 690,000 640
NCL, 7.75%, 2/15/29 (1) 900,000 763
NCL, 8.375%, 2/1/28 (1) 545,000 546
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 1,325,000 1,212
New Albertsons, 7.45%, 8/1/29  4,000 4
Occidental Petroleum, 8.875%, 7/15/30  1,690,000 1,965
Organon, 2.875%, 4/30/28 (EUR) (1) 205,000 196
Organon, 5.125%, 4/30/31 (1) 745,000 659
PetSmart, 7.75%, 2/15/29 (1) 1,230,000 1,204
PG&E, 5.00%, 7/1/28  1,025,000 963
PG&E, 5.25%, 7/1/30  820,000 756
Presidio Holdings, 8.25%, 2/1/28 (1) 690,000 655
QVC, 4.45%, 2/15/25  805,000 466
QVC, 4.85%, 4/1/24  710,000 568
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.164%,
10/15/26 (1) 1,235,000 1,210
Royal Caribbean Cruises, 8.25%, 1/15/29 (1) 501,000 524
Royal Caribbean Cruises, 11.625%, 8/15/27 (1) 685,000 733
Service Properties Trust, 7.50%, 9/15/25  885,000 872
Stagwell Global, 5.625%, 8/15/29 (1) 1,950,000 1,706
Tallgrass Energy Partners, 6.00%, 12/31/30 (1) 325,000 288
Tallgrass Energy Partners, 6.00%, 9/1/31 (1) 915,000 805
Tenet Healthcare, 6.125%, 10/1/28  1,870,000 1,786
Terraform Global Operating, 6.125%, 3/1/26 (1) 833,000 789
TI Automotive Finance, 3.75%, 4/15/29 (EUR) (1) 880,000 728
Townsquare Media, 6.875%, 2/1/26 (1) 1,380,000 1,301
Triton Water Holdings, 6.25%, 4/1/29 (1) 1,575,000 1,248
United Airlines, 4.625%, 4/15/29 (1) 1,230,000 1,113
Univision Communications, 7.375%, 6/30/30 (1) 1,225,000 1,151
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 495,000 443
Venture Global Calcasieu Pass, 3.875%, 11/1/33 (1) 1,015,000 850
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 620,000 542
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 430,000 432
Vistra, VR, 7.00% (1)(2)(3) 420,000 370
Vistra, VR, 8.00% (1)(2)(3) 845,000 786
101,242

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Municipal Securities 0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 2,856,203 1,242
1,242
Total United States (Cost
$133,549
)
121,394
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 4.82% (10)(11) 2,498,420 2,498
Total Short-Term Investments (Cost $2,498) 2,498
Total Investments in Securities 101.5%
(Cost $287,025) $ 256,091
Other Assets Less Liabilities (1.5)% (3,750)
Net Assets 100.0% $ 252,341
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$137,685 and represents 54.6% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5) All or a portion of this loan is unsettled as of March 31, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(6) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at March 31, 2023, was $117 and was valued at $110 (0.0% of net assets).
(7) Level 3 in fair value hierarchy.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(10) Seven-day yield
(11) Affiliated Companies

T. ROWE PRICE Global High Income Bond Fund

.
.
.
.
.
.
.
.
.
.
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global High Income Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/4/23 EUR 1,926 USD 2,091 $ (2)
Bank of America 5/3/23 USD 2,095 EUR 1,926 2
Bank of America 5/3/23 USD 11,893 GBP 9,654 (25)
Canadian Imperial Bank
of Commerce 4/4/23 USD 59,471 EUR 55,899 (1,165)
Goldman Sachs 5/19/23 EUR 403 USD 429 10
HSBC Bank 4/4/23 EUR 749 USD 808 5
JPMorgan Chase 4/4/23 EUR 885 USD 950 10
Morgan Stanley 4/4/23 USD 587 EUR 538 4
Morgan Stanley 5/19/23 USD 104 EUR 96 (1)
RBC Dominion Securities 4/4/23 EUR 52,965 USD 57,547 (93)
RBC Dominion Securities 5/3/23 USD 56,481 EUR 51,902 88
RBC Dominion Securities 5/19/23 EUR 557 USD 609 (3)
RBC Dominion Securities 5/19/23 USD 830 EUR 768 (5)
UBS Investment Bank 4/4/23 USD 95 EUR 88 (1)
UBS Investment Bank 5/19/23 USD 104 EUR 96 (1)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (1,177)

T. ROWE PRICE Global High Income Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ —# $ — $ 38+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 7,922  ¤  ¤ $ 2,498^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $38 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,498.

T. ROWE PRICE Global High Income Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global High Income Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global High Income Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

T. ROWE PRICE Global High Income Bond Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global High Income Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on
Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2023, totaled $(20,000) for the period ended March 31,
2023. During the period, transfers into Level 3 resulted from a lack of observable market data for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 232,984 $ — $ 232,984
Bank Loans — 15,483 4,463 19,946
Convertible Preferred Stocks — 663 — 663
Short-Term Investments 2,498 — — 2,498
Total Securities 2,498 249,130 4,463 256,091
Forward Currency Exchange
Contracts — 119 — 119
Total $ 2,498 $ 249,249 $ 4,463 $ 256,210
Liabilities
Forward Currency Exchange
Contracts $ — $ 1,296 $ — $ 1,296
1
Includes Convertible Bonds, Corporate Bonds and Municipal Securities.
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period Total Sales
Transfer
Into
Level 3
Ending
Balance
3/31/23
Investment in Securities
Bank Loans $ 462 $ (26) $ (63) $ 4,090 $ 4,463

T. ROWE PRICE Global High Income Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F36-054Q1 03/23